Income Tax - Summary of Reconciliation between the Charge to Net Income for Income Tax and the One that would Result from Applying the Prevailing Tax Rate on Net Income Before Income Tax Arising from the Consolidated Statements of Comprehensive Income (Detail) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Net profit / (loss) before income tax	$ 1,181	$ (257)	$ 3,056
Average tax rate	25.32%	25.29%	25.33%
Average tax rate applied to net profit or loss before income tax	$ (299)	$ 65	$ (774)
Effect of the valuation of property, plant and equipment, intangible assets and assets held for sale, net	1,966	(1,193)	154
Effect of exchange differences and other results relating to the valuation of the currency, net	(1,836)	990	(112)
Effect of the valuation of inventories	(137)	(549)	(268)
Income on investments in associates and joint ventures	99	24	112
Effect of tax rate change	452	(423)	(25)
Effect of the regularization regime for the dispute relating to the cost deduction for hydrocarbon wells abandonment	0	0	18
Effect of application of indexation mechanisms	981	0	0
Miscellaneous	(14)	66	73
Income tax (expense)/ benefit	$ 1,212	$ (1,020)	$ (822)